Condensed Consolidating Guarantor and Non-Guarantor Financial Information (Details) (Guarantor Subsidiaries, USD $)	Sep. 30, 2014
Guarantor Subsidiaries
Condensed consolidating financial information
Restricted net assets	$ 0